Interim Condensed Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Common Stock, Shares Authorized
Common Stock, Shares, Outstanding	66,637,653	63,104,788	32,070,052